Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Profit for the year		€ 1,284	€ 679	€ 4,259
Adjustments, total	[1]	2,157	2,559	(446)
Change in net working capital	[2]	(569)	(1,282)	(1,843)
Cash flows from operations		2,872	1,956	1,970
Interest received		226	178	65
Interest paid		(263)	(241)	(180)
Income taxes paid, net		(342)	(576)	(381)
Net cash flows from operating activities		2,493	1,317	1,474
Cash flow from investing activities
Purchase of property, plant and equipment and intangible assets		(472)	(652)	(601)
Proceeds from sale of property, plant and equipment and intangible assets		97	189	33
Acquisition of businesses, net of cash acquired		(37)	(19)	(20)
Proceeds from disposal of businesses, net of cash disposed		(29)	17	0
Proceeds from disposal of shares in associated companies		259	8	3
Purchase of interest-bearing financial investments		(924)	(1,855)	(3,595)
Proceeds from interest-bearing financial investments		1,138	3,382	2,397
Purchase of other financial assets		(280)	(83)	(115)
Proceeds from other financial assets		70	34	49
Other		61	22	(31)
Net cash flows (used in)/from investing activities		(117)	1,043	(1,880)
Cash flow from financing activities
Acquisition of treasury shares		(680)	(300)	(300)
Proceeds from long-term borrowings		101	496	8
Repayment of long-term borrowings		(462)	(798)	(2)
(Repayment of)/proceeds from short-term borrowings		(6)	(40)	27
Payment of principal portion of lease liabilities		(233)	(239)	(217)
Dividends paid		(723)	(621)	(353)
Net cash flows used in financing activities		(2,003)	(1,502)	(837)
Translation differences		16	(91)	19
Net increase/(decrease) in cash and cash equivalents		389	767	(1,224)
Cash and cash equivalents at 1 January		6,234	5,467	6,691
Cash and cash equivalents at 31 December		€ 6,623	€ 6,234	€ 5,467

[1]

(1) Adjustments
EURm	2024	2023	2022
Depreciation and amortization	1 014	1 087	1 140
Share-based payments	241	202	149
Impairment charges	611	25	152
Restructuring charges	388	316	125
Gain on sale of businesses and associated companies	(286)	(19)	(5)
Gain on sale of property, plant and equipment	(94)	(143)	(30)
(Gain)/loss from other financial assets	(47)	56	(27)
Financial income and expenses	(78)	148	28
Income tax expense/(benefit)	385	825	(2 030)
Other adjustments, net	23	62	52
Total	2 157	2 559	(446)
Restructuring charges in adjustments represent the non-cash portion recognized in the consolidated income statement.

[2]

(2) Change in net working capital
EURm	2024	2023	2022
(Increase)/decrease in receivables	(364)	304	(451)
Decrease/(increase) in inventories	404	443	(991)
Decrease in non-interest-bearing liabilities	(609)	(2 029)	(401)
Total	(569)	(1 282)	(1 843)